Goodwill and Intangible Assets - Summary of Net Book Value Goodwill and Intangible Assets (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Indefinite-life intangible assets that have significant carrying value	€ 28,401	€ 27,433
Spreads business [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Goodwill and intangibles reclassified as held for sale	2,311
Knorr [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Indefinite-life intangible assets that have significant carrying value	1,770	1,866
Carver Koree [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Indefinite-life intangible assets that have significant carrying value	1,520	0
Hellmann's [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Indefinite-life intangible assets that have significant carrying value	€ 1,160	€ 1,302